INCOME TAXES - Income (Loss) Before Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Canada	$ (437,571)	$ 104,204	$ 146,953
United States	225,712	377,286	172,033
Income/(Loss) Before Taxes	$ (211,859)	$ 481,490	$ 318,986